Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Crude oil	$ 4,150	$ 3,647
Oil products	2,758	2,814
Intermediate products	610	613
Natural gas and LNG(Liquid Natural GAS)	122	67
Biofuels	150	173
Fertilizers	78	25
Total products	7,868	7,339
Materials, supplies and others	1,119	1,150
Total	$ 8,987	$ 8,489